7. OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
7. OBLIGATIONS UNDER CAPITAL LEASES

In February 2012, the Company purchased two buildings that house venues located in Jacksonville, Florida and Indianapolis, Indiana, for a total cost of $9,200,035. Simultaneous with the purchases, the Company entered into a sales/leaseback of the two buildings with an unrelated third party. Under the of the terms of the agreement relating to the sales/leaseback, the Company received a total of $21,000,000, of which $9,200,035 was used to fund the purchase of the two buildings, $811,398 was used to pay commissions, legal fees, and other costs associated with the transaction; $7,250,000 was placed in reserve to fund the construction of the two venues, $1,525,716 was used to pay vendors, and $2,212,851 was received in cash and used as working capital.

The Company accounted for lease of these two properties as capital leases. The initial terms of each lease is 20 years, with options to extend the lease for four successive terms of five years each. In addition the Company leases copiers and other office equipment that are accounted for as capital leases. The assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair value of the asset. The assets are depreciated over the lower of their related lease terms or their estimated productive lives. Depreciation of assets under capital leases is included in depreciation expense for 2013 and 2012.

Following is a summary of property held under capital leases:

	December 31,
	2013	2012
Buildings	$18,937,348	$18,937,348
Equipment	81,218	81,218
	19,018,566	19,018,566
Less accumulated depreciation	(954,433)	(417,569)
	$18,064,133	$18,600,997

Depreciation on assets under capital leases charged to expense in 2013 and 2012 was $954,443 and $417,569, respectively.

Minimum future lease payments under the capital lease at December 31, 2013 for each of the next five years and in the aggregate are as follows:

2014	$5,524,550
2015	2,309,051
2016	2,306,583
2017	2,488,653
2018	2,525,250
Thereafter	38,111,149
Total	53,265,236
Less accrued interest	(29,897,030)
Present value of net minimum	23,368,206